Statements of Net Assets Available for Benefits - EBP WRPSP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash	$ 3,291,585	$ 3,231,317
Investments, at fair value (note 6):
Total Investments, at fair value	2,536,543,238	2,197,627,805
Participant loans receivable	19,471,900	18,209,749
Contributions receivable employer	78,642,515	74,314,416
Total Assets	2,637,949,238	2,293,383,287
EBP, Liability [Abstract]
Payable for securities purchased	71,181	93,133
Payable for trustee, administrative fees and other	37	1,282
Total Liabilities	71,218	94,415
Net assets available for plan benefits	2,637,878,020	2,293,288,872
W. R. Berkley Corporation Common Stock Fund
Investments, at fair value (note 6):
Total Investments, at fair value	298,705,590	254,610,103
Mutual Funds
Investments, at fair value (note 6):
Total Investments, at fair value	390,070,293	365,920,928
Common Collective Trusts
Investments, at fair value (note 6):
Total Investments, at fair value	1,744,402,311	1,478,011,673
Fixed Income Investments
Investments, at fair value (note 6):
Total Investments, at fair value	61,148,236	69,506,345
Money Market Fund
Investments, at fair value (note 6):
Total Investments, at fair value	42,062,308	29,422,425
Other Investments
Investments, at fair value (note 6):
Total Investments, at fair value	$ 154,500	$ 156,331